Trade and other receivables	12 Months Ended
Mar. 31, 2021
Disclosure of Trade and other receivables [Abstract]
Disclosure of trade and other receivables [text block]
13.	Trade and other receivables

Trade and other receivables comprise:

	March 31, 2021	March 31, 2020
(i) Trade receivables, net	8,520,118	9,631,400
(ii) Other receivables including deposits	1,202,112	2,440,583
(iii) Contract related accruals	-	-
	9,722,230	12,071,983

(i)	Trade receivables as of March 31, 2021 and March 31, 2020 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34. Trade receivables consist of:

	March 31, 2021	March 31, 2020
Trade receivables from related parties	-	-
Other trade receivables	8,946,605	9,902,021
	8,946,605	9,902,021
Less: Allowance for doubtful receivables	(426,487)	(270,621)
Balance at the end of the year	8,520,118	9,631,400

The activity in the allowance for doubtful accounts receivable is given below:

	For the year ended
	March 31, 2021	March 31, 2020
Balance at the beginning of the year	270,621	272,471
Add : Additional provision, net	755,495	479,747
Less : Bad debts written off	(599,629)	(481,597)
Balance at the end of the year	426,487	270,621

(ii)	Other receivables comprise of the following items:
	March 31, 2021	March 31, 2020
Advances and other deposits (Refer Note (a) below)	505,369	1,244,287
Withholding taxes (Refer Note (b) belo w )	696,743	1,196,296
	1,202,112	2,440,583
Financial assets included in other receivables	79,830	139,122

Notes:
a)	Advances and other deposits primarily comprise of receivables in the form of deposits, sales tax/VAT, GST, service tax and other advances given in the ordinary course of business.

b)	Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.

c)	Non – current trade receivables is ₹ 27,136